Financial risk management - Supplier finance program (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Supplier Finance Program, Obligation [Roll Forward]
Confirmed obligations outstanding at the beginning of the year	€ 344.8	€ 408.5
Invoices confirmed during the year	2,481.1	2,851.3
Confirmed invoices paid during the year	2,499.4	2,915.0
Confirmed obligations outstanding at the end of the year	€ 326.5	€ 344.8
Supplier finance program, obligation, statement of financial position [extensible enumeration]	Accounts payable